Capital Stock and Long-term Retention Plan	12 Months Ended
Dec. 31, 2021
Capital Stock and Long-term Retention Plan
Capital Stock and Long-term Retention Plan

17.Capital Stock and Long-term Retention Plan

Capital Stock

The Company has four classes of capital stock: Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, with no par value. The Series “A” Shares and Series “B” Shares are common shares. The Series “D” Shares are limited-voting and preferred dividend shares, with a preference upon liquidation. The Series “L” Shares are limited-voting shares.

The Company’s shares are publicly traded in Mexico, primarily in the form of Ordinary Participation Certificates (“CPOs”), each CPO representing 117 shares comprised of 25 Series “A” Shares, 22 Series “B” Shares, 35 Series “D” Shares and 35 Series “L” Shares; and in the United States in the form of Global Depositary Shares (“GDS”), each GDS representing five CPOs. Non-Mexican holders of CPOs do not have voting rights with respect to the Series “A”, Series “B” and Series “D” Shares.

At December 31, 2021, shares of capital stock and CPOs consisted of (in millions):

		Repurchased	Held by a
	Authorized and	by the	Company’s
	Issued (1)	Company (2)	Trust (3)	Outstanding
Series “A” Shares	121,073.9	—	(6,988.9)	114,085.0
Series “B” Shares	57,046.9	—	(5,583.4)	51,463.5
Series “D” Shares	87,006.6	—	(5,132.9)	81,873.7
Series “L” Shares	87,006.6	—	(5,132.9)	81,873.7
Total	352,134.0	—	(22,838.1)	329,295.9

Shares in the form of CPOs	290,849.7	—	(17,158.6)	273,691.1
Shares not in the form of CPOs	61,284.3	—	(5,679.5)	55,604.8
Total	352,134.0	—	(22,838.1)	329,295.9
CPOs	2,485.9	—	(146.7)	2,339.2

(1)	As of December 31, 2021, the authorized and issued capital stock amounted to Ps.4,836,708 (nominal Ps.2,423,549).
(2)	In connection with a share repurchase program that was approved by the Company’s stockholders and is exercised at the discretion of management. During the year ended December 31, 2021, the Company did not buy any shares under this program. In 2020, the Company repurchased 616.0 million shares, 5.3 million CPOs, in the amount of Ps.195,597. In April 2021, the Company’s stockholders approved the cancellation of 5,173.2 million shares of capital stock in the form of 44.2 million CPOs which were repurchased by the Company in 2019 and 2020 under this program.
(3)	Primarily, in connection with the Company’s LTRP described below.

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2021 and 2020, is presented as follows (in millions):

	Series “A”	Series “B”	Series “D”	Series “L”	Shares	CPOs
	Shares	Shares	Shares	Shares	Outstanding	Outstanding
As of January 1, 2020	116,223.9	52,852.8	84,083.8	84,083.8	337,244.3	2,402.4
Repurchased (1)	(131.6)	(115.8)	(184.3)	(184.3)	(616.0)	(5.3)
Cancelled and forfeited (2)	(3,097.4)	(1,830.0)	(2,911.3)	(2,911.3)	(10,750.0)	(83.2)
Acquired (2)	(86.0)	(75.6)	(120.3)	(120.3)	(402.2)	(3.4)
Released (2)	110.3	97.1	154.5	154.5	516.4	4.4
As of December 31, 2020	113,019.2	50,928.5	81,022.4	81,022.4	325,992.5	2,314.9
Forfeited (2)	(187.9)	(165.4)	(263.1)	(263.1)	(879.5)	(7.5)
Acquired (2)	(429.8)	(378.2)	(601.7)	(601.7)	(2,011.4)	(17.2)
Released (2)	1,683.5	1,078.6	1,716.1	1,716.1	6,194.3	49.0
As of December 31, 2021	114,085.0	51,463.5	81,873.7	81,873.7	329,295.9	2,339.2

(1)	Repurchased or cancelled by the Company in connection with a share repurchase program.
(2)	Acquired, released, cancelled or forfeited by a Company’s trust in connection with the Company’s Long-Term Retention Plan described below.

Under the Company’s bylaws, the Company’s Board of Directors consists of 20 members, of which the holders of Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, each voting as a class, are entitled to elect eleven members, five members, two members and two members, respectively.

Holders of Series “D” Shares are entitled to receive a preferred dividend equal to 5% of the nominal capital attributable to those Shares (nominal Ps.0.00034412306528 per share) before any dividends are payable in respect of Series “A” Shares, Series “B” Shares or Series “L” Shares. Holders of Series “A” Shares, Series “B” Shares and Series “L” Shares are entitled to receive the same dividends as holders of Series “D” Shares if stockholders declare dividends in addition to the preferred dividend that holders of Series “D” Shares are entitled to. If the Company is liquidated, Series “D” Shares are entitled to a liquidation preference equal to the nominal capital attributable to those Shares nominal Ps.0.00688246130560 per share before any distribution is made in respect of Series “A” Shares, Series “B” Shares and Series “L” Shares.

At December 31, 2021, the restated for inflation tax value of the Company’s common stock was Ps.56,346,582. In the event of any capital reduction in excess of the tax value of the Company’s common stock, such excess will be treated as dividends for income tax purposes (see Note 18).

Long-Term Retention Plan

The Company has adopted a LTRP for the conditional sale of the Company’s capital stock to key Group officers and employees under a special purpose trust.

At the Company’s annual general ordinary stockholders’ meeting held on April 2, 2013, the Company’s stockholders approved that the number of CPOs that may be granted annually under the LTRP shall be up to 1.5% of the capital of the Company. As of December 31, 2021, approximately 11.7 million CPOs or CPO equivalents that were transferred to LTRP participants were sold in the open market during 2019 and 2021. Additional sales will continue to take place during or after 2022.

The special purpose trust created to implement the LTRP as of December 31, 2021 had approximately 194.0 million CPOs or CPO equivalents. This figure is net of approximately 32.3, 4.4 and 52.9 million CPOs or CPO equivalents vested in 2019, 2020 and 2021, respectively. Of the 194.0 million CPOs or CPO equivalents approximately 75.0% are in the form of CPOs and the remaining 25.0% are in the form of Series “A”, Series “B”, Series “D” and Series “L” Shares, not in the form of CPO units. As of December 31, 2021, approximately 116.7 million CPOs or CPO equivalents are held by a company trust and will become vested between 2022 and 2024 at prices ranging from Ps.38.69 to Ps.1.60 per CPO, which may be reduced by dividends, a liquidity discount and the growth of the consolidated or relevant segment Operating Income Before Depreciation and Amortization, or OIBDA (including OIBDA affected by acquisitions) between the date of award and the vesting date, among others.

During the first half of 2020, the trust for the LTRP increased the number of shares and CPOs held for the purposes of this Plan in the amount of: (i) 5,526.3 million shares of the Company in the form of 47.2 million CPOs, and 666.9 million Series “A” Shares, not in the form of CPO units, in connection with the cancellation of these shares in the fourth quarter of 2019, which were conditionally sold to certain of the Company’s officers and employees in 2015 and 2016, and (ii) 1,009.7 million shares in the form of 8.6 million CPOs, in connection with forfeited rights under this Plan.

In the fourth quarter of 2020, the trust for the LTRP increased the number of shares and CPOs held for the purposes of this Plan in the amount of: 3,196.1 million shares in the form of 27.4 million CPOs, and 351.0 million Series “A” Shares, not in the form of CPO units, in connection with forfeited rights under this Plan.

In the third quarter of 2020, the Company recognized as a decrease to the balance of shares repurchased a refund in the amount of Ps.100,000, which was made to the Company in 2019 by the trust for the LTRP.

During the year ended December 31, 2021, the trust for the LTRP increased the number of shares and CPOs held for the purposes of this Plan in the amount of: (i) 2,011.4 million shares of the Company in the form of 17.2 million CPOs, which were acquired in the amount of Ps.774,073 and (ii) 879.5 million shares of the Company in the form of 7.5 million CPOs, in connection with forfeited rights under this Plan.

During the years ended December 31, 2020 and 2021, the Company made a funding for acquisition of shares in the aggregate amount of Ps.197,000 and Ps.328,500, respectively, to the trust held for the Company’s LTRP.

As of December 31, 2021, the designated Retention Plan trust owned approximately 0.8 million CPOs or CPOs equivalents, which have been reserved to a group of employees, and may be sold at a price at least of Ps.36.52 per CPO, subject to certain conditions, in vesting periods between 2022 and 2023.

The Group has determined its share-based compensation expense (see Note 2 (y)), by using the BSPM at the date on which the stock was conditionally sold to personnel under the Company’s LTRP, on the following arrangements and weighted-average assumptions:

	Long-Term Retention Plan
Arrangements:
Year of grant	2017	2018	2019	2020	2021
Number of CPOs or CPOs equivalent granted	37,000	32,500	72,558	39,200	38,800
Contractual life	3 years	3 years	2.67 years	3 years	3 years

Assumptions:
Dividend yield	0.38%	0.55%	0.82%	1.38%	0.94%
Expected volatility (1)	24.58%	25.38%	30.47%	35.13%	43.74%
Risk-free interest rate	7.04%	7.17%	6.88%	5.74%	5.51%
Expected average life of awards	2.96 years	3.00 years	2.67 years	3.00 years	3.00 years

(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

A summary of the stock conditionally sold to employees under the LTRP as of December 31, is presented below (in Mexican pesos and thousands of CPOs):

	2021		2020
	CPOs or CPOs	Weighted- Average	CPOs or CPOs	Weighted- Average
	Equivalent	Exercise Price	Equivalent	Exercise Price

Long-Term Retention Plan:
Outstanding at beginning of year	160,365	39.36	243,472	65.19
Conditionally sold	38,800	8.62	39,200	6.84
Paid by employees	(8,633)	38.30	—	—
Forfeited	(13,674)	64.96	(122,307)	81.36
Outstanding at end of year	176,858	31.22	160,365	39.36
To be paid by employees at end of year	60,155	52.69	23,361	80.72

As of December 31, 2021 and 2020, the weighted-average remaining contractual life of the stock conditionally sold to employees under the LTRP is 1.28 years and 1.38 years respectively.

In addition to the LTRP, the Company entered into conditional sale contracts with members of its Board of Directors for 1.0 million CPOs in August 2021, and with certain officers of the Group for 7.5 million CPOs in December 2021, with vesting periods of eight months and three years, respectively.